Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	May 08, 2013
Document Effective Date	May 08, 2013
Prospectus Date	May 08, 2013
Dreyfus Select Managers Small Cap Value Fund | Class A
Risk/Return:
Trading Symbol	DMVAX
Dreyfus Select Managers Small Cap Value Fund | Class C
Risk/Return:
Trading Symbol	DMECX
Dreyfus Select Managers Small Cap Value Fund | Class I
Risk/Return:
Trading Symbol	DMVIX